Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 35,206,248	₩ 31,781,196
Acquisitions	8,066,740	7,107,931
Business Combination		42,641
Disposals	(95,961)	(112,500)
Depreciation	(3,489,133)	(3,310,875)
Impairment loss	(610,114)	(274,013)
Others	769,048	(28,132)
Ending	39,846,828	35,206,248
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,290,244	3,103,165
Acquisitions	20,523	83,489
Business Combination		32,565
Disposals	(6,061)	(7,502)
Depreciation	0
Impairment loss	(6,620)	(5,471)
Others	37,789	83,998
Ending	3,335,875	3,290,244
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,427,632	4,174,894
Acquisitions	14,002	53,344
Business Combination		5,770
Disposals	(11,137)	(14,619)
Depreciation	(346,334)	(326,280)
Impairment loss	(67,797)	(28,614)
Others	1,264,602	563,137
Ending	5,280,968	4,427,632
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,081,524	3,162,927
Acquisitions	11,663	16,498
Business Combination		3,651
Disposals	(4,497)	(6,915)
Depreciation	(306,017)	(261,970)
Impairment loss	(15,328)	(28,483)
Others	1,093,178	195,816
Ending	3,860,523	3,081,524
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	16,539,192	16,422,830
Acquisitions	179,457	211,181
Disposals	(47,511)	(63,195)
Depreciation	(2,484,915)	(2,401,947)
Impairment loss	(385,367)	(202,885)
Others	4,510,822	2,573,208
Ending	18,311,678	16,539,192
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	79,595	52,131
Acquisitions	17,353	34,004
Disposals	(1,487)	(782)
Depreciation	(39,263)	(26,322)
Impairment loss	(56)
Others	33,833	20,564
Ending	89,975	79,595
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	128,865	90,961
Acquisitions	28,731	40,170
Disposals	(673)	(607)
Depreciation	(54,966)	(52,444)
Impairment loss	(1,573)	(77)
Others	34,117	50,862
Ending	134,501	128,865
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	189,887	173,345
Acquisitions	27,966	36,975
Business Combination		655
Disposals	(2,380)	(1,516)
Depreciation	(70,561)	(61,947)
Impairment loss	(3,260)	(63)
Others	58,381	42,438
Ending	200,033	189,887
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	998,305	921,198
Acquisitions	132,219	243,433
Business Combination		0
Disposals	(18,706)	(15,095)
Depreciation	(177,475)	(170,386)
Impairment loss	(1,994)
Others	38,285	19,155
Ending	970,634	998,305
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	137,331	141,720
Disposals	(27)
Depreciation	(9,602)	(9,579)
Others	11,749	5,190
Ending	139,451	137,331
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	6,333,673	3,538,025
Acquisitions	7,634,826	6,388,837
Disposals	(3,482)	(2,269)
Impairment loss	(128,119)	(8,420)
Others	(6,313,708)	(3,582,500)
Ending	₩ 7,523,190	₩ 6,333,673